Accounting Policies, by Policy (Policies)	6 Months Ended
Jun. 30, 2023
Summary of Significant Accounting Policies [Abstract]
Basis of presentation

Basis of presentation

Effective January 1, 2023, the Company transitioned from International Financial Reporting Standards (“IFRS”) accepted by the International Accounting Standards Board to accounting principles generally accepted in the United States (“U.S. GAAP”). The accompanying interim condensed consolidated financial statements and notes thereto, including prior periods presented, have been presented under U.S. GAAP, which includes accounting guidance in the Accounting Standards Codification (“ASC”) and Accounting Standards Updates (“ASU”) of the Financial Accounting Standards Board (“FASB”).

In the opinion of management, the accompanying unaudited interim condensed consolidated financial statements contain adjustments necessary for a fair statement, in all material respects, of our interim condensed consolidated balance sheets as of June 30, 2023 and December 31, 2022, and our interim condensed consolidated statements of income, comprehensive income, changes in shareholders’ equity, and cashflows for the six-month periods ended June 30, 2023 and 2022. The results of operations for the six-month period ended June 30, 2023, are not necessarily indicative of the results to be expected for the full year.

The interim condensed consolidated financial statements have been presented in United States Dollars “USD” which is also the Group’s functional currency.

The interim consolidated financial statements comprise the financial statements of International General Insurance Holdings Ltd. and its subsidiaries.

The preparation of interim condensed consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities, if any, at the date of the condensed consolidated financial statements and the reported amounts of revenues and expenses during the reporting period.

To the extent actual results differs from the assumptions used, the Group’s consolidated financial condition, results of operations and cash flows could be materially affected.

There have been no material changes in the significant accounting policies during the six months ended June 30, 2023, except for changes related to converting the Group’s basis of accounting from IFRS to U.S. GAAP which resulted in a decrease in Shareholder’s equity at December 31, 2022 to USD 410,939 thousand from the previously reported Total Equity under IFRS of USD 429,773 thousand primarily due to earnout shares previously classified as equity under IFRS now reported as a liability at fair value under U.S. GAAP with changes in fair value recognised in the interim condensed consolidated statement of income. See Note 5 below for further details.

Recent accounting pronouncements

Recent accounting pronouncements

Recently Issued Accounting Standards

There are no new recently issued U.S. GAAP accounting standards adopted, or to be adopted, by the Group, that have, or are expected to have, a material impact on the Group’s consolidated financial statements.